OTHER NON-CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES

	2023	2022
Contract liabilities (Note 10)	$94.0	$130.3
Share-based payments liabilities (Note 23)	63.2	70.0
Contingent consideration arising on business combinations	—	3.7
Interest payable	8.8	14.4
Other	32.2	27.2
	$198.2	$245.6